6. Fixed Assets - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
6. Fixed Assets

Note 5: Fixed Assets

Fixed assets were comprised of the following as of December 31, 2013. Depreciation is calculated using the straight-line method over a 5 year period.

December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294

Note 6: Fixed Assets

Fixed assets were comprised of the following as of March 31, 2014 and December 31, 2013, respectively. Depreciation is calculated using the straight-line method over a 5 year period.

	March 31, 2014	December 31, 2013
Cost:
Computers	5,571	1,522
Office equipment	2,182
Total	7,753	1,522
Less: Accumulated depreciation	460	228
Property and equipment, net	$7,293	1,294